Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Non Covered Loans
Impaired loans:
Impaired loans	$ 2,925,972	$ 2,120,385
Non-Covered Real Estate
Other real estate owned:
Other real estate owned	2,106,757	4,093,214
Covered Real Estate
Other real estate owned:
Other real estate owned	21,903,204	24,671,626
Fair Value, Inputs, Level 3 | Non Covered Loans
Impaired loans:
Impaired loans	2,925,972	2,120,385
Fair Value, Inputs, Level 3 | Non-Covered Real Estate
Other real estate owned:
Other real estate owned	2,106,757	4,093,214
Fair Value, Inputs, Level 3 | Covered Real Estate
Other real estate owned:
Other real estate owned	$ 21,903,204	$ 24,671,626